COMMON STOCK AND DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2025
COMMON STOCK AND DIVIDENDS [Abstract]
Common Stock
As of December 31, 2024 and 2023, tgs’ common stock was as follows:

	Amount of common stock, subscribed, issued and authorized for public offer
Common Shares Class
(Face value $ 1, 1 vote)	Outstanding shares	Treasury Shares	Common Stock
Class “A”	405,192,594	-	405,192,594
Class “B”	347,568,464	41,734,225	389,302,689
Total	752,761,058	41,734,225	794,495,283

The Ordinary, Extraordinary, and Special Shareholders’ Meeting held on April 30, 2025 resolved, among other matters, to reduce the share capital by 41,734,225 Class B shares, each with a nominal value of $ 1 and carrying one vote per share. This capital reduction was carried out through the cancellation of 41,734,225 treasury shares, with a nominal value of Ps. 41,734 and an inflation adjustment of Ps. 53,821,656. The acquisition cost of the treasury shares amounted to Ps. 97,455,079. This transaction was accounted for as an equity transaction, resulting in an Additional paid-up capital of Ps. 43,591,689, which was recorded in the Company’s equity.

As of December 31, 2025, tgs’ common stock is as follows:

Amount of common stock, suscribed, issued and authorized for public offer
Common Shares Class
(Face value $ 1, 1 vote)
Class “A”	405,192,594
Class “B”	347,568,464
Total	752,761,058